Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Capital	Capital reserve	Legal reserve	Investment's reserve	Retained earnings (loss)	Foreign currency translation reserve	Other components of equity	Attributable to owners of the Company	Non-controlling interests
Equity at beginning of the period at Dec. 31, 2020	R$ 115,348	R$ 130,292	R$ 0	R$ 3,854	R$ 1,600	R$ (21,431)	R$ 1,033	R$ 0	R$ 115,348	R$ 0
Loss for the period	(44,646)	0	0			(44,646)	0	0	(44,646)	0
Corporate reorganization	0	(130,286)	87,146	(3,854)	(1,600)	50,519	(1,925)	0	0	0
Cumulative translation adjustments from operations in foreign currency	35,530	0	0	0	0	0	35,530	0	35,530	0
Issuance of shares	1,031,355	1,031,355	0	0	0	0	0	0	1,031,355	0
Share-based compensation	1,069	0	1,069	0	0	0	0	0	1,069	0
Costs related to the initial public offering	(79,526)	(79,526)	0	0	0	0	0	0	(79,526)	0
Issuance of shares related to business combinations	144,072	5,688	138,384	0	0	0	0	0	144,072	0
Equity at end of the period at Dec. 31, 2021	1,203,202	957,523	226,599	0	0	(15,558)	34,638	0	1,203,202	0
Loss for the period	(243,025)	0	0	0	0	(243,029)	0	0	(243,029)	4
Cumulative translation adjustments from operations in foreign currency	(25,153)	0	0	0	0	0	(25,153)	0	(25,153)	0
Issuance of shares	412	1	411	0	0	0	0	0	412	0
Share-based compensation	2,164	0	2,164	0	0	0	0	0	2,164	0
Issuance of shares related to business combinations	15,740	1	15,739	0	0	0	0	0	15,740	0
Acquisition of subsidiary with NCI	(100)	0	0	0	0	0	0	0	0	(100)
Equity at end of the period at Dec. 31, 2022	953,240	957,525	244,913	0	0	(258,587)	9,485	0	953,336	(96)
Loss for the period	(60,771)	0	0	0	0	(61,004)	0	0	(61,004)	233
Other components of equity	283	0	0	0	0	0	0	283	283	0
Cumulative translation adjustments from operations in foreign currency	(6,356)	0	0	0	0	0	(6,356)	0	(6,356)	0
Issuance of shares	3,281	0	3,281	0	0	0	0	0	3,281	0
Share-based compensation	(915)	0	(915)	0	0	0	0	0	(915)	0
Issuance of shares related to business combinations	185	0	185	0	0	0	0	0	185	0
Equity at end of the period at Dec. 31, 2023	R$ 888,947	R$ 957,525	R$ 247,464	R$ 0	R$ 0	R$ (319,591)	R$ 3,129	R$ 283	R$ 888,810	R$ 137